MFS® Total Return Fund
MFS® Total Return Fund Summary of Key Information
Investment Objective
The fund’s investment objective is to seek total return.
Fees and Expenses

This table describes the fees and expenses that you may pay when you buy and hold shares of the fund.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers or Reductions” on page 9 of the fund’s Prospectus and “Waivers of Sales Charges” on page H-1 of the fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - MFS® Total Return Fund	A		529A	529B	B	529C	C	I	R1	R2	R3	R4	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		5.75%	none	none	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	none	4.00%	4.00%	1.00%	1.00%	none	none	none	none	none	none
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - MFS® Total Return Fund		A	B	C	I	529A	529B	529C	R1	R2	R3	R4	R6
Management Fee		0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.25%	1.00%	1.00%	1.00%	0.50%	0.25%	none	none
Other Expenses		0.14%	0.14%	0.14%	0.14%	0.24%	0.24%	0.24%	0.14%	0.14%	0.14%	0.14%	0.06%
Total Annual Fund Operating Expenses		0.74%	1.49%	1.49%	0.49%	0.84%	1.59%	1.59%	1.49%	0.99%	0.74%	0.49%	0.41%
Fee Reductions and/or Expense Reimbursements	[1]	none	none	none	none	(0.05%)	(0.05%)	(0.05%)	none	none	none	none	none
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.74%	1.49%	1.49%	0.49%	0.79%	1.54%	1.54%	1.49%	0.99%	0.74%	0.49%	0.41%
[1]	MFS Fund Distributors, Inc., has agreed in writing to waive the program management fee for each of the fund's Class 529A, Class 529B, and Class 529C shares to 0.05% of the class' average daily net assets attributable to each share class annually. This written agreement will expire on January 31, 2018, unless MFS Fund Distributors, Inc., elects to extend the waiver.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example - MFS® Total Return Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
A	646	798	963	1,441
B	552	771	1,013	1,576
C	252	471	813	1,779
I	50	157	274	616
529A	651	823	1,010	1,548
529B	557	797	1,061	1,684
529C	257	497	861	1,885
R1	152	471	813	1,779
R2	101	315	547	1,213
R3	76	237	411	918
R4	50	157	274	616
R6	42	132	230	518

Expense Example No Redemption - MFS® Total Return Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
B	152	471	813	1,576
C	152	471	813	1,779
529B	157	497	861	1,684
529C	157	497	861	1,885

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) invests the fund’s assets in equity securities and debt instruments. Equity securities include common stocks and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer. Debt instruments include corporate bonds, U.S. Government securities, asset-backed securities, foreign government securities, and other obligations to repay money borrowed. MFS seeks to invest between 40% and 75% of the fund’s assets in equity securities and at least 25% of the fund’s assets in fixed-income senior securities.

Of the fund’s investments in equity securities, MFS focuses on investing the fund’s assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies).

While MFS may invest the equity portion of the fund’s assets in companies of any size, MFS primarily invests in companies with large capitalizations.

Of the fund’s investments in debt instruments, MFS generally invests substantially all of these investments in investment grade quality debt instruments.

MFS may invest the fund’s assets in foreign securities.

MFS normally allocates the fund’s investments across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single or small number of industries or sectors.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and instruments. Quantitative models that systematically evaluate issuers and instruments are used by certain of the fund’s equity securities portfolio managers and may also be considered by other portfolio managers.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Equity Market/Company Risk: Equity markets are volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions.  These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general.  Certain events can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

Value Company Risk:  The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Debt Market Risk:  Debt markets can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions.  These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets or the debt markets generally. Certain events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or segment of a debt market.

Interest Rate Risk:  In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities, or that do not pay current interest.

Credit Risk:  The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, and other conditions.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Prepayment/Extension Risk:  Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Industry and Sector Focus Risk:  Issuers in an industry or sector can react similarly to market, economic, political, regulatory, geopolitical, and other conditions, and the fund’s performance will be affected by the conditions in the industries and sectors to which the fund is exposed.

Liquidity Risk:  It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at a price or time that is not advantageous in order to meet redemptions or other cash needs.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance and one or more other measures of performance for markets in which the fund may invest.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

Class A Bar Chart.

During the period(s) shown in the bar chart, the highest quarterly return was 11.56% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (12.37)% (for the calendar quarter ended December 31, 2008).

Performance Table.
Average Annual Total Returns (For the Periods Ended December 31, 2016)
Average Annual Returns - MFS® Total Return Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
B	B Shares Returns Before Taxes	4.04%	8.11%	4.68%
C	C Shares Returns Before Taxes	7.06%	8.40%	4.53%
I	I Shares Returns Before Taxes	9.13%	9.48%	5.57%
529A	529A Shares Returns Before Taxes	2.53%	7.88%	4.55%
529B	529B Shares Returns Before Taxes	3.98%	8.05%	4.59%
529C	529C Shares Returns Before Taxes	6.96%	8.34%	4.42%
R1	R1 Shares Returns Before Taxes	8.06%	8.40%	4.51%
R2	R2 Shares Returns Before Taxes	8.57%	8.94%	5.03%
R3	R3 Shares Returns Before Taxes	8.85%	9.22%	5.29%
R4	R4 Shares Returns Before Taxes	9.12%	9.50%	5.56%
R6	R6 Shares Returns Before Taxes	9.22%	9.56%	5.61%
A	A Shares Returns Before Taxes	2.61%	7.93%	4.65%
After Taxes on Distributions | A	A Shares Returns After Taxes on Distributions	1.61%	6.87%	3.66%
After Taxes on Distributions and Sale of Fund Shares | A	A Shares Returns After Taxes on Distributions and Sale of Fund Shares	2.03%	6.05%	3.49%
Standard & Poor’s 500 Stock Index	Index Comparisons (Reflects no deduction for fees, expenses, or taxes) Standard & Poor’s 500 Stock Index	11.96%	14.66%	6.95%
Bloomberg Barclays U.S. Aggregate Bond Index	Index Comparisons (Reflects no deduction for fees, expenses, or taxes) Bloomberg Barclays U.S. Aggregate Bond Index	2.65%	2.23%	4.34%
MFS Total Return Blended Index	Index Comparisons (Reflects no deduction for fees, expenses, or taxes) MFS Total Return Blended Index	8.31%	9.69%	6.21%

As of December 31, 2016, the MFS Total Return Blended Index (the “Blended Index”) consisted of the following indices and weightings: 60% Standard & Poor’s 500 Stock Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.  The components and weightings of the Blended Index may have differed during the period, and may differ in the future.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.